Schedule of investments
Nomura Tax-Free Colorado Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.68%
Education Revenue Bonds — 11.16%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,569,388
Series C 4.00% 3/1/47	1,065,000	973,080
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	985,530
(Aspen View Academy Project)
4.00% 5/1/51	500,000	411,305
4.00% 5/1/61	1,250,000	975,550
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	500,165
Series A 144A 5.25% 7/1/46 #	1,350,000	1,350,027

(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,334
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,000,780
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	867,293
144A 5.00% 12/1/55 #	1,000,000	889,200

(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	920,812
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	355,000	355,177
5.00% 12/1/42	540,000	538,947
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,750,000	1,750,910
144A 5.00% 7/1/46 #	500,000	491,860

(Pinnacle Charter School Project) 5.00% 7/1/26	245,000	245,000
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	880,958
5.00% 11/1/54	1,500,000	1,413,780
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	400,488
Series A 4.00% 3/1/36	550,000	550,313

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Schedule of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue

(University of Lab Charter School) 144A 5.00% 12/15/45 #	1,500,000	$ 1,470,810
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	1,000,740
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,350,615
Series A 5.00% 12/1/54	1,000,000	1,033,010
Colorado State University Research Foundation Revenue
(The Prospect Project) Series A 144A 5.50% 3/1/65 #	1,700,000	1,677,118
		27,754,190
Electric Revenue Bonds — 6.41%
Colorado Springs, Colorado Utilities System Revenue
Series A 4.00% 11/15/50	2,035,000	1,874,357
Series A 5.25% 11/15/55	7,500,000	8,030,400
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,753,849
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	125,163
Series AAA 5.25% 7/1/26 ‡	95,000	69,825
Series CCC 5.25% 7/1/27 ‡	705,000	519,056
Series WW 5.00% 7/1/28 ‡	660,000	485,925
Series WW 5.25% 7/1/33 ‡	210,000	154,613
Series WW 5.50% 7/1/26 ‡	820,000	602,700
Series XX 4.75% 7/1/26 ‡	105,000	77,306
Series XX 5.25% 7/1/40 ‡	1,840,000	1,354,700
Series XX 5.75% 7/1/36 ‡	365,000	268,731
Series ZZ 4.75% 7/1/27 ‡	85,000	62,581
Series ZZ 5.00% 7/1/26 ‡	620,000	455,700
Series ZZ 5.25% 7/1/26 ‡	140,000	102,900
		15,937,806
Healthcare Revenue Bonds — 20.88%
Colorado Health Facilities Authority Revenue
Series A 5.25% 5/15/48	1,000,000	1,024,590
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	1,080,150
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,576,327
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	2,290,000	$ 2,208,155
Series A 4.00% 11/15/50	6,015,000	5,334,042
(American Baptist)
7.625% 8/1/33 ‡	150,000	107,181
8.00% 8/1/43 ‡	1,000,000	633,220

(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,219,580
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,620,600
(CommonSpirit Health)
Series A 5.00% 12/1/39	1,500,000	1,609,980
Series A 5.25% 12/1/54	2,000,000	2,070,760
Series A-1 4.00% 8/1/37	1,130,000	1,131,051
Series A-1 4.00% 8/1/38	120,000	119,422
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,288,173
Series A-2 5.00% 8/1/37	1,500,000	1,556,550
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,225,875
Series A 5.125% 12/1/55	2,000,000	1,977,420
(Craig Hospital Project)
Series A 5.00% 12/1/47	1,830,000	1,875,860
Series A 5.50% 12/1/55	3,000,000	3,142,950

(Frasier Project) Series A 4.00% 5/15/48	1,000,000	874,020
(Intermountain Health) Series A 5.00% 5/15/54	1,000,000	1,019,710
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,427,610
Series A 5.00% 5/15/52	1,195,000	1,222,616

(Sanford) Series A 5.00% 11/1/44	3,410,000	3,486,316
(SCL Health System) Series A 4.00% 1/1/37	3,470,000	3,502,965
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	653,079
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,001,260
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	687,356
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Schedule of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	$ 937,920
Series A 4.00% 12/1/40	250,000	232,030
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	70,300
		51,917,068
Housing Revenue Bonds — 1.72%
Colorado Housing and Finance Authority Revenue
Multi-Family
Series A-1 4.80% 10/1/59	1,000,000	1,002,930
Series C-1 4.70% 10/1/59	750,000	746,865
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	2,500,000	2,518,375
		4,268,170
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.37%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.869% 5/15/57 ^	53,760,000	2,484,787
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	215,194
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	922,356
Series A 4.00% 7/15/34	1,100,000	1,111,814
Series A 4.00% 7/15/38	700,000	692,986
Series A 4.00% 7/15/39	1,500,000	1,473,330
Series A 4.00% 7/15/40	2,815,000	2,723,794
Series A 5.00% 7/15/32	1,045,000	1,113,615
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,108,075
		15,845,951
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 3.70%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora
5.50% 12/1/54 (BAM)	1,000,000	$ 1,065,410
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	1,001,160
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	660,561
5.00% 6/15/36	1,055,000	1,055,897
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	711,525
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,510,635
Town of Vail, Colorado Revenue
5.50% 12/1/64	3,000,000	3,196,080
		9,201,268
Local General Obligation Bonds — 11.81%
Adams & Arapahoe Counties, Colorado Joint School District No. 28J Aurora
5.50% 12/1/45	2,725,000	3,070,884
5.50% 12/1/46	3,385,000	3,780,063
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,331,517
Adams County, Colorado School District No. 14
5.50% 12/1/36	750,000	880,597
5.50% 12/1/37	735,000	856,393
5.50% 12/1/38	765,000	885,640
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/41	1,500,000	1,699,065
5.25% 12/15/48	4,000,000	4,372,680
Avon, Colorado Metropolitan District
Series A 5.75% 12/1/55	1,800,000	1,827,756
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AG)	1,130,000	1,131,571
City & County of Broomfield, Colorado Baseline Metropolitan District No. 1
Series A 4.00% 12/1/46 (AG)	500,000	480,990
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Schedule of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Castle Pines, Douglas County, Colorado Canyons Metropolitan District No. 5
Series A 5.25% 12/1/59 (BAM)	2,000,000	$ 2,061,560
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,042,240
Grand River, Colorado Hospital District
5.25% 12/1/35 (AG)	1,000,000	1,037,550
La Plata County, Colorado Durango School District No. 9-R
Series R 5.25% 11/1/49	1,000,000	1,065,100
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series B 5.875% 12/15/46	1,000,000	1,058,180
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,780,600
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AG)	1,000,000	1,010,050
		29,372,436
Pre-Refunded Bond — 0.74%
Colorado Health Facilities Authority Revenue
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50-30 §	1,750,000	1,848,805
		1,848,805
Special Tax Revenue Bonds — 18.70%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	1,500,000	1,551,030
Arapahoe County, Colorado Riverpark Metropolitan District Revenue
6.00% 12/1/42	745,000	770,330
6.375% 12/1/54	1,250,000	1,281,563
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	920,960
City of Grand Junction, Colorado General Fund Revenue
5.00% 3/1/49	2,570,000	2,684,185
City of Loveland, Colorado Centerra South Metropolitan District No. 1 Revenue
Series A 144A 6.25% 12/1/55 #	1,000,000	1,013,320
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project) Series A 5.00% 11/1/31	1,495,000	$ 1,509,023
Commonwealth of Puerto Rico Revenue
3.367% 11/1/43 •	3,863,292	2,670,501
(Subordinate) 3.799% 11/1/51 •	1,185,249	748,188
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,665,533
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,374,876
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	5,810,508	5,701,735
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	450,000	479,543
Plaza Metropolitan District, Colorado No. 1 Revenue
144A 5.00% 12/1/40 #	1,265,000	1,265,595
Prairie Center Metropolitan, Colorado District No. 3 Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	1,001,690
Prairie Point Community Authority Board Special Improvement District No. 1 Revenue
(In the City of Aurora, Arapahoe County, Colorado) 5.75% 12/1/45	1,000,000	1,020,510
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 5.70% 7/1/46 ^	12,621,000	4,606,791
(Restructured)
Series A-1 4.75% 7/1/53	1,855,000	1,787,033
Series A-1 5.00% 7/1/58	5,041,000	4,981,466
Series A-1 6.37% 7/1/51 ^	14,280,000	3,835,179
Series A-2 4.536% 7/1/53	3,000,000	2,799,600
Southlands Metropolitan, Colorado District No. 1 Revenue
Series A-1 5.00% 12/1/37	500,000	503,410
Series A-1 5.00% 12/1/47	300,000	300,126
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Schedule of investments
Nomura Tax-Free Colorado Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sterling Ranch, Colorado Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	$ 1,038,430
		46,510,617
State General Obligation Bonds — 0.87%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/41	1,422,839	1,356,094
Series A-1 4.00% 7/1/46	900,000	798,219
		2,154,313
Transportation Revenue Bonds — 7.11%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	696,425
Series A 4.00% 12/1/48 (AMT)	4,845,000	4,377,506
Series A 5.00% 11/15/30 (AMT)	500,000	514,110
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,024,330
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,052,800
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure)
Series A 5.25% 12/1/54 (AG)	500,000	525,380
Series A 5.50% 12/1/54 (AG)	2,000,000	2,137,940
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/51	2,990,000	2,977,412
5.00% 12/31/56	1,250,000	1,233,613

(US 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,141,626
		17,681,142
Water & Sewer Revenue Bonds — 8.21%
Arapahoe County of Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	3,056,370
City & County of Denver, Colorado Board of Water Commissioners Revenue
Series A 5.00% 9/15/54	1,900,000	1,978,166
City of Aurora, Colorado First Lien Water Revenue
5.00% 8/1/54	1,495,000	1,550,719
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
City of Brighton, Colorado Water Activity Revenue
(Water System Project) 4.25% 6/1/55	1,000,000	$ 958,120
City of Westminster, Colorado Water & Wastewater Utility Revenue
5.00% 12/1/54	3,185,000	3,313,801
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	505,845
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/43	750,000	785,602
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AG)	2,875,000	2,598,454
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,493,381
Metro Water Recovery, Colorado Revenue
Series A 5.00% 4/1/51	2,000,000	2,114,620
Town of Gypsum, Colorado Sewer Enterprise Revenue
5.00% 12/1/54 (AG)	2,000,000	2,055,200
		20,410,278
Total Municipal Bonds (cost $246,333,582)		242,902,044

Short-Term Investments — 0.68%
Variable Rate Demand Note — 0.68%
University of Colorado Hospital Authority
1.90% 11/15/39 (SPA - TD Bank, N.A.)¤	1,700,000	1,700,000
Total Short-Term Investments (cost $1,700,000)		1,700,000
Total Value of Securities—98.36% (cost $248,033,582)		244,602,044

Receivables and Other Assets Net of Liabilities—1.64%		4,066,717
Net Assets Applicable to 24,015,974 Shares Outstanding—100.00%		$248,668,761
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $17,088,227, which represents 6.87% of the Fund’s net assets.
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Schedule of investments
Nomura Tax-Free Colorado Fund
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
10    NQ- V8 [0526] 0726 (5720453)